Quarterly Financial Information (Unaudited) - Condensed Statement of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
STATEMENT OF OPERATIONS
Loss from operations	$ (380,824)	$ (201,002)	$ (380,824)
Other income (expenses)
Change in fair value of derivative warrant liabilities	(4,774,000)		(1,705,000)
Offering costs associated with derivative warrant liabilities	(601,960)	(601,960)	(601,960)
Net gain from investments held in Trust Account	19,881	9,978	76,225
Total other (expense) income		(591,982)	(2,230,735)
Net loss	$ (6,878,504)	$ (792,984)	$ (2,611,559)
Class A ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding	21,500,000	21,500,000	21,500,000
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00
Class B ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding	5,265,873	5,162,280	5,265,873
Basic and diluted net loss per share	$ (0.51)	$ (0.16)	$ (0.51)
As Previously Reported
STATEMENT OF OPERATIONS
Loss from operations		$ (201,002)	$ (380,824)
Other income (expenses)
Change in fair value of derivative warrant liabilities			0
Offering costs associated with derivative warrant liabilities			0
Net gain from investments held in Trust Account		9,978	76,225
Total other (expense) income		9,978	76,225
Net loss		$ (191,024)	$ (304,599)
As Previously Reported | Class A ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding		21,500,000	21,500,000
Basic and diluted net loss per share		$ 0.00	$ 0.00
As Previously Reported | Class B ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding		5,162,280	5,265,873
Basic and diluted net loss per share		$ (0.04)	$ (0.07)
Restatement Adjustment
STATEMENT OF OPERATIONS
Loss from operations			$ 0
Other income (expenses)
Change in fair value of derivative warrant liabilities			(1,705,000)
Offering costs associated with derivative warrant liabilities		$ (601,960)	(601,960)
Net gain from investments held in Trust Account			0
Total other (expense) income		(601,960)	(2,306,960)
Net loss		$ (601,960)	$ (2,306,960)
Restatement Adjustment | Class A ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding			0
Basic and diluted net loss per share			$ 0.00
Restatement Adjustment | Class B ordinary shares
Other income (expenses)
Basic and diluted weighted average shares outstanding			0
Basic and diluted net loss per share			$ 0.00